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ZURICH KEMPER
Lifeinvestor SM A Flexible Premium Variable Universal Life Insurance Policy
2002 Annual Report

Includes annual reports for:

The Alger American Fund

American Century

Variable Portfolios, Inc.

The Dreyfus Socially Responsible

Growth Fund, Inc.

Dreyfus Stock Index Fund

Dreyfus Variable Investment Fund

Fidelity Variable Insurance

Products Fund

Franklin Templeton Variable

Insurance Products Trust

INVESCO Variable Investment

Funds, Inc.

Janus Aspen Series

Scudder Variable Series I

Scudder Variable Series II

Scudder VIT Funds

Zurich Kemper Lifeinvestor SM is a flexible premium variable universal life insurance policy underwritten by Kemper Investors Life Insurance Company,

a Zurich Life company, Schaumburg, IL, policy form series L-8521.

Securities distributed by Investors Brokerage Services, Inc.

Zurich Life. The way life should be. ®

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LOGO: ZURICH LIFE 1600 McConnor Parkway Schaumburg, IL 60196-6801	Postage Paid Stamp

LINVST-AN (02/02)